LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Lessee Disclosure [Abstract]
Schedule of Components of Lease Cost
	Year ended December 31,
	2025	2024	2023
Operating lease cost	$6,055	$5,684	$4,915
Short term lease cost	2,811	2,208	1,609
Total lease cost	$8,866	$7,892	$6,524

Schedule of Cash Paid for Amounts Included in Measurement of Lease Liabilities
	Year ended December 31,
	2025	2024	2023
Operating cash flows from operating leases	$6,117	$5,672	$4,902
Right of use assets obtained in exchange for new operating lease liabilities	794	10,680	1,655
Weighted-average remaining lease term-operating leases	4.6 years	4.5 years	2.6 years
Weighted-average discount rate	7.35%	7.33%	5.94%

Schedule of Supplemental Balance Sheet Information Related to Leases
	December 31,
	2025	2024
Operating lease ROU assets	$9,698	$13,138

Operating lease liabilities - current	$3,273	$4,876
Operating lease liabilities - non-current	6,737	8,296
Total operating lease liabilities	$10,010	$13,172

Schedule of Future Minimum Lease Payment
Year ending December 31,
2026	$3,787
2027	2,923
2028	1,786
2029	715
2030	503
Thereafter	1,973
Total future minimum lease payments	11,687
Less: imputed interest	1,677
Total	$10,010